NOTE 9 - Derivative Liability - Warrants: Schedule of Changes in share purchase warrants (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Changes in share purchase warrants

(i)A summary of changes in share purchase warrants issued by the Company during the years ended December 31, is as follows:

	Number of Warrants	Weighted Average Exercise Price ($)
Balance, December 31, 2023	518,174	7.77
Reclassification as an equity instrument	(518,174)	7.77
Balance, December 31, 2024	-	-
	-	-
Balance, December 31, 2025	-	-